Concentration of Credit Risk	12 Months Ended
Dec. 31, 2011
Concentration of Credit Risk
Concentration of Credit Risk
CONCENTRATION OF CREDIT RISK

Our portfolio is primarily comprised of receivables under installment sale contracts, receivables arising from leasing transactions, notes receivable and wholesale financing.  Percentages of the total value of our portfolio (total net finance receivables plus equipment on operating leases, less accumulated depreciation) represented by each financing plan as of December 31, were as follows:

	2011	2010	2009
Retail Financing:
Customer loans	23%	24%	25%
Finance (non-tax) leases	20%	21%	22%
Wholesale financing	18%	12%	8%
Installment sale contracts	15%	18%	19%
Tax leases (operating or finance)	14%	16%	18%
Dealer loans	9%	8%	7%
Government lease-purchase contracts	1%	1%	1%

As of December 31, 2011 and 2010, receivables from customers in construction-related industries made up approximately one-third of our total portfolio.  As of December 31, 2009, receivables from customers in construction-related industries made up approximately 40 percent of our total portfolio.  As of December 31, 2011, approximately 40 percent of construction-related receivables relates to customers in North America.  As of December 31, 2010 and 2009, approximately 45 percent of construction-related receivables relates to customers in North America.  No single customer or dealer represented a significant concentration of credit risk.  We typically maintain a security interest in retail financed equipment and require physical damage insurance coverage on all financed equipment.  See Note 14 for further information concerning business segments.

Regarding our derivative instruments, collateral is not generally required of the counterparties or of our Company.  The Company generally enters into International Swap and Derivative Associations (ISDA) master netting agreements, which permit the net settlement of amounts owed.  Our exposure to credit loss in the event of nonperformance by the counterparties is limited to only those gains that we have recorded, but for which we have not yet received cash payment.  The master netting agreements reduce the amount of loss the Company would incur should the counterparties fail to meet their obligations.  As of December 31, 2011, 2010 and 2009, the maximum exposure to credit loss was $342 million, $318 million and $283 million, respectively, before the application of any master netting agreements.  See Note 8 for further information concerning derivatives.